Other Non-current Assets	6 Months Ended
Jun. 30, 2018
Other Non-current Assets
Other Non-current Assets

7Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2018	December 31, 2017
Available for sale securities:
ZIM notes, net	$24,760	$21,093
HMM notes, net	14,327	13,509
Equity participation ZIM	—	—
Other assets	19,837	14,864

Total	$58,924	$49,466

Equity participation in ZIM and interest bearing unsecured ZIM notes maturing in 2023, which consist of $8.8 million Series 1 Notes and $41.1 million of Series 2 Notes, were obtained after the charter restructuring agreements with ZIM in July 2014. Interest bearing senior unsecured HMM notes consist of $32.8 million Loan Notes 1 maturing in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022, which were obtained after the charter restructuring agreements with HMM in July 2016. As of December 31, 2016, the Company has recorded an impairment loss on its equity participation in ZIM amounting to $28.7 million, thus reducing its book value to nil and $0.7 million impairment loss on ZIM notes. See Note 8 “Other Non-current Assets” to the consolidated financial statements in the Annual Report on Form 20-F for the year ended December 31, 2017 for further details.

On March 28, 2017, the Company sold $13.0 million principal amount of HMM Loan Notes 1 maturing in July 2024 carried at amortized costs of $8.6 million for gross cash proceeds on sale of $6.2 million, which were received in April 2017. The sale resulted in a loss of $2.4 million, which was recognized in the “Other income/(expenses), net” in the accompanying condensed consolidated statement of income for the six months ended June 30, 2017. The proceeds were used to repay related outstanding debt obligations in April 2017. The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2018 (in thousands):

Description of securities	Amortized cost basis	Fair value	Unrealized loss on available for sale securities
ZIM notes	$43,500	$24,760	$(18,740)
HMM notes	19,685	14,327	(5,358)

Total	$63,185	$39,087	$(24,098)

Unrealized loss on available for sale securities
Beginning balance as of January 1, 2018	$(26,607)
Unrealized gain on available for sale securities	2,509

Ending balance as of June 30, 2018	$(24,098)

Other assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $16.8 million and $10.8 million as of June 30, 2018 and December 31, 2017, respectively.